Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000130466 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000130466 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130466 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130466 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130466 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130466 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130466 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130466 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130466 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000130466 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130466 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130466 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130466 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130466 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130466 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130466 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130466 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130466 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000130466 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000130466 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000130466 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000130466 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000130466 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000130466 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130466 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130466 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000130466 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130466 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130466 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000130466 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130466 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000130466 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014127 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014127 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014127 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014127 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014127 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014127 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014127 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014127 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014127 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014127 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014127 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014127 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014127 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014127 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014127 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014127 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014127 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014127 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000014127 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000014127 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000014127 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000014127 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000014127 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014127 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014127 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014127 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014127 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014127 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014127 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000014127 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014127 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014127 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014126 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014126 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014126 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014126 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014126 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014126 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014126 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014126 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014126 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014126 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014126 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014126 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014126 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014126 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014126 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014126 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014126 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014126 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000014126 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000014126 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000014126 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000014126 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000014126 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014126 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014126 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014126 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014126 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014126 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014126 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000014126 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014126 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014126 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014125 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014125 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014125 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014125 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014125 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014125 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014125 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014125 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014125 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014125 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014125 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014125 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014125 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014125 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014125 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014125 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014125 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014125 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000014125 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000014125 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000014125 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000014125 [Member] | Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000014125 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014125 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014125 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014125 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014125 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014125 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014125 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000014125 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014125 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014125 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000049945 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000049945 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000049945 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000049945 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000049945 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000049945 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000049945 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000049945 [Member] | Cie de Saint Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000049945 [Member] | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000049945 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000049945 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049945 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049945 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049945 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049945 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000049945 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049945 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049945 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049945 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049945 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049945 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049945 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049945 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049945 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049945 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000049945 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000049945 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049946 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000049946 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000049946 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000049946 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000049946 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000049946 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000049946 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000049946 [Member] | Cie de Saint Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000049946 [Member] | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000049946 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000049946 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049946 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049946 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049946 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049946 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000049946 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049946 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049946 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049946 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049946 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049946 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049946 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049946 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049946 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049946 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000049946 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000049946 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049947 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000049947 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000049947 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000049947 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000049947 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000049947 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000049947 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000049947 [Member] | Cie de Saint Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000049947 [Member] | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000049947 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000049947 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049947 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049947 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049947 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049947 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049947 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000049947 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049947 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049947 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049947 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049947 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049947 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049947 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049947 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049947 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000049947 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000130468 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000130468 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000130468 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000130468 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000130468 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000130468 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000130468 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000130468 [Member] | Cie de Saint Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000130468 [Member] | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000130468 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000130468 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130468 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130468 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130468 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130468 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130468 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000130468 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130468 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130468 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130468 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130468 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130468 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130468 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130468 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130468 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130468 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000130468 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.80%

[1]	Amount represents less than .1%.
[2]	Amount represents less than .1%.
[3]	Amount represents less than .1%.
[4]	Amount represents less than .1%.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.